UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net loss	$ (214,676)	$ (105,869)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	54,222	56,284
Impairment of non-current assets	0	7,347
Impairment of long-lived assets	0	34,250
Amortization of deferred charges and debt guarantees	3,173	2,712
Equity in net losses of affiliates	177,301	39,869
Dividends received	460	0
Drydocking expenditure	(7,543)	(7,001)
Compensation cost related to employee stock awards	2,771	5,008
Net foreign exchange losses	302	573
Change in fair value of derivative instruments	48,575	25,152
Change in assets and liabilities:
Trade accounts receivable	6,907	31,198
Inventories	(2,443)	(1,189)
Other current and non-current assets	(9,127)	(11,790)
Amounts due to related companies	(6,642)	(5,778)
Trade accounts payable	2,818	164
Accrued expenses	6,009	(57,268)
Other current and non-current liabilities	(55,849)	(2,640)
Net cash provided by operating activities	45,878	10,272
INVESTING ACTIVITIES
Additions to vessels and equipment	(3,529)	(12,178)
Additions to asset under development	(155,236)	(105,339)
Additions to investments in affiliates	(10,452)	(8,292)
Dividends received	9,204	18,408
Proceeds from disposals to Golar Partners	0	9,652
Proceeds from subscription of equity interest in Gimi MS Corporation	0	72,236
Proceeds from disposal of fixed assets	0	3,160
Net cash used in investing activities	(160,013)	(22,353)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	511,375	14,824
Repayments of short-term and long-term debt	(511,792)	(123,495)
Cash dividends paid	(9,762)	(38,089)
Financing costs paid	(4,252)	0
Purchase of treasury shares	(16,650)	0
Net cash used in financing activities	(31,081)	(146,760)
Net decrease in cash, cash equivalents and restricted cash	(145,216)	(158,841)
Cash, cash equivalents and restricted cash at beginning of period	410,412	704,261
Cash, cash equivalents and restricted cash at end of period	265,196	545,420
Supplemental Cash Flow Information [Abstract]
Cash, cash equivalents, restricted cash and restricted cash equivalents	410,412	545,420
Golar LNG Partners | Loan To Related Party
INVESTING ACTIVITIES
Short-term loan advanced to related parties	(40,000)
Proceeds from repayment of short-term loan advanced to related parties	40,000	0
FLNG derivative
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of derivative instruments	$ 39,620	$ (750)